Exhibit 99.8 Schedule 9

Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
XXXX		XXXXXXX	Wisconsin	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on XX/XX/XXXX. With the appraised value $XXXXXXX		Single Family	XX/XX/XXXX	73.958%	73.958%	Investor	Cash Out	683		Owner	2	$21,363.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$XXXXXXX	35.056%		Alternative	QC Complete	XX/XX/XXXX
XXXX	XXXXXXX	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV B
COMMENT:   This loan failed the higher‐priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher‐priced mortgage loan, as defined in Regulation Z.

While the higher‐priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher‐priced mortgage loans even if the additional conditions are met.

													Higher‐Priced Mortgage Loan Test: FAIL Charged: 6.243% Allowed:4.430% Over by:1.813%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on XX/XX/XXXX. With the appraised value $XXXXXXX		Single Family	XX/XX/XXXX	65.758%	65.758%	Primary	Cash Out	647	24	Owner	5.05	$32,147.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$XXXXXXX	12.471%		Alternative	QC Complete	XX/XX/XXXX
XXXX		XXXXXXX	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by 3 comparables		4 Family	XX/XX/XXXX	76.500%	76.500%	Investor	Cash Out	720					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$XXXXXXX			Alternative	QC Complete	XX/XX/XXXX
XXXX		XXXXXXX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by 6 comparables		2 Family	XX/XX/XXXX	65.000%	65.000%	Investor	Cash Out	646					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$XXXXXXX			Alternative	QC Complete	XX/XX/XXXX
XXXX		XXXXXXX	Connecticut	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value. Appraisal has ticked on As Is on XX/XX/XXXX. With the appraised value $XXXXXXX		Single Family	XX/XX/XXXX	80.000%	80.000%	Investor	Purchase	712					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	XX/XX/XXXX